Scope of consolidation - Magneti Marelli - consideration received (Details) € in Millions	4 Months Ended
May 02, 2019 EUR (€)
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Consideration paid (received)	€ (5,772)
Portion of consideration paid (received) consisting of cash and cash equivalents	(5,774)
Portion of consideration paid (received) contingent on future events	70
Portion of consideration (paid) received contingent on future events, payable by FCA	(16)
Transaction costs related to disposal of subsidiary	16
Preliminary purchase price adjustment	€ 40